Trade and Other Receivables (Details) - Schedule of Provision Matrix Trade Receivables - Lifetime expected credit losses [Member] - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 2,518,122	RM 1,757,638
Not Past Due [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
1 to 30 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
31-60 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
61-210 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	480,326
211-240 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets
Over 241 days [Member] | Current Trade Receivables [Member]
Schedule of Provision Matrix Trade Receivables [Line Items]
Allowance account for credit losses of financial assets	RM 2,037,796	RM 1,757,638